Fair Value Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Financial Assets and Liabilities Table [Abstract]
Schedule of carrying amounts and fair values of financial instruments
	Carrying amount		Fair value		Fair value hierarchy
	2021	2020	2021	2020	2021/2020
	S/(000)	S/(000)	S/(000)	S/(000)

Financial assets
Cash and cash equivalents	273,402	308,912	273,402	308,912	Level 1
Trade and other receivables	143,924	89,627	143,924	89,627	Level 2
Derivatives financial assets – Cross currency swaps	106,601	42,247	106,601	42,247	Level 2
Financial investment at fair value through other comprehensive income	476	692	476	692	Level 3
Total financial assets	524,403	441,478	524,403	441,478

Financial liabilities
Trade and other payables	227,554	187,876	227,554	187,876	Level 2
Senior notes	1,094,391	1,044,352	1,119,035	1,118,492	Level 1
Promissory notes	450,964	224,232	447,558	221,607	Level 2

Total financial liabilities	1,772,909	1,456,460	1,794,147	1,527,975

Schedule of significant unobservable inputs used in level 3 fair value measurements
As of December 31, 2021	Weighted average	Fair value sensitivity

Earning growth factor	3.79%	5% increase or decrease in the factor would result in an increase (decrease) in fair value of S/289,055,000 and (S/293,389,000), respectively.
WACC discount rate	9.02%	10% increase or decrease in the discount rate would result in an (decrease) increase in fair value at (S/217,435,000) and S/315,534,000, respectively.

As of December 31, 2020	Weighted average	Fair value sensitivity

Earning growth factor	3.79%	5% increase or decrease in the factor would result in an increase (decrease) in fair value of S/131,580,000 and (S/456,870,000), respectively.
WACC discount rate	8.53%	10% increase or decrease in the discount rate would result in an increase (decrease) in fair value at (S/390,352,000) and S/169,179,000, respectively.